Shareholders' Equity - Additional Information (Detail)							12 Months Ended
		Sep. 23, 2020 CNY (¥) shares	Sep. 23, 2020 USD ($) $ / shares shares	Feb. 29, 2020 $ / shares shares	Jan. 08, 2020 CNY (¥) shares	Jan. 08, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares		Dec. 31, 2020 USD ($) $ / shares shares		Apr. 07, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Fair value per ordinary share | $ / shares						$ 0.76
Shares repurchased during the period value | ¥							¥ 26,700,000
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.001			$ 0.001
Common stock shares authorised									4,000,000,000			1,282,750,429
NASDAQ/NGS (GLOBAL SELECT MARKET) [Member]
Class of Stock [Line Items]
Sale of stock consideration received in the transaction		¥ 1,881,233	$ 288,312
Common Stock [Member]
Class of Stock [Line Items]
Shares repurchased during the period shares	[1]						5,475,254		5,475,254
Shares repurchased during the period value | ¥							¥ 38,000
Revision In Authorised Capital [Member]
Class of Stock [Line Items]
Common stock preferred stock and temporary equity shares authorised											4,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares											$ 0.001
Common stock shares authorised											2,282,750,429
IPO [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares					30,000,000	30,000,000
Sale of stock issue price per share | $ / shares						$ 1.13
Sale of stock consideration received in the transaction					¥ 3,875,394	$ 593,930
Number of shares of preferred stock converted into common stock						1,717,249,571
IPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares					450,000,000	450,000,000	517,500,000	[1]	517,500,000	[1]
Sale of stock issue price per share | $ / shares						$ 17.00
Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares					4,500,000	4,500,000
Over-Allotment Option [Member] | NASDAQ/NGS (GLOBAL SELECT MARKET) [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares		1,250,000	1,250,000
Over-Allotment Option [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares					67,500,000	67,500,000
Over-Allotment Option [Member] | Common Stock [Member] | NASDAQ/NGS (GLOBAL SELECT MARKET) [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares		18,750,000	18,750,000
Follow On Offer [Member] | NASDAQ/NGS (GLOBAL SELECT MARKET) [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares		120,000,000	120,000,000
Sale of stock issue price per share | $ / shares			$ 2.07
Follow On Offer [Member] | Common Stock [Member] | NASDAQ/NGS (GLOBAL SELECT MARKET) [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares		8,000,000	8,000,000
Sale of stock issue price per share | $ / shares			$ 31.00
Series A Convertible Preferred Shares [Member] | Revision In Authorised Capital [Member]
Class of Stock [Line Items]
Preferred stock shares authorised											458,116,000
Series B Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity shares authorised									0			153,603,600
Series B Convertible Redeemable Preferred Shares [Member] | Revision In Authorised Capital [Member]
Class of Stock [Line Items]
Temporary equity shares authorised											153,603,600
Series C Redeemable Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity shares authorised									0			185,665,192
Series C Redeemable Convertible Preferred Shares [Member] | Revision In Authorised Capital [Member]
Class of Stock [Line Items]
Temporary equity shares authorised											185,665,192
Series D Redeemable Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity shares authorised									0			842,738,782
Series D Redeemable Convertible Preferred Shares [Member] | Revision In Authorised Capital [Member]
Class of Stock [Line Items]
Temporary equity shares authorised											842,738,782
Series D Plus Redeemable Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity shares authorised									0			77,125,997
Series D Plus Redeemable Convertible Preferred Shares [Member] | Revision In Authorised Capital [Member]
Class of Stock [Line Items]
Temporary equity shares authorised											77,125,997
Executive Officer [Member]
Class of Stock [Line Items]
Repurchase price per share | $ / shares				$ 0.70
Shares repurchased during the period shares				5,475,254
Shares repurchased during the period value | $									$ 0

[1]	As of December 31, 2019 and 2020, 182,375,104 and 206,506,322 ordinary shares, respectively, were held by share based payment vehicles in relation to the share awards. These shares are legally issued but not outstanding.